Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$623,819.40

Principal:
Principal Collections	$9,919,596.87
Prepayments in Full	$4,365,306.89
Liquidation Proceeds	$125,807.59
Recoveries	$84,604.11
Sub Total	$14,495,315.46
Collections	$15,119,134.86

Purchase Amounts:
Purchase Amounts Related to Principal	$315,853.11
Purchase Amounts Related to Interest	$1,808.83
Sub Total	$317,661.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,436,796.80

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,436,796.80
Servicing Fee	$167,040.19	$167,040.19	$0.00	$0.00	$15,269,756.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,269,756.61
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,269,756.61
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,269,756.61
Interest - Class A-4 Notes	$97,662.04	$97,662.04	$0.00	$0.00	$15,172,094.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,172,094.57
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$15,104,211.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,104,211.90
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$15,052,910.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,052,910.65
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$14,991,086.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,991,086.07
Regular Principal Payment	$14,233,749.15	$14,233,749.15	$0.00	$0.00	$757,336.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$757,336.92
Residual Released to Depositor	$0.00	$757,336.92	$0.00	$0.00	$0.00
Total		$15,436,796.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,233,749.15
Total					$14,233,749.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,233,749.15	$138.95	$97,662.04	$0.95	$14,331,411.19	$139.90
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$14,233,749.15	$8.84	$278,670.54	$0.17	$14,512,419.69	$9.01

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$82,531,305.58	0.8056551	$68,297,556.43	0.6667079
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$193,031,305.58	0.1198774	$178,797,556.43	0.1110378

Pool Information
Weighted Average APR	3.794%	3.803%
Weighted Average Remaining Term	23.31	22.59
Number of Receivables Outstanding	22,083	21,165
Pool Balance	$200,448,226.52	$185,557,732.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$193,031,305.58	$178,797,556.43
Pool Factor	0.1216182	0.1125836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$6,760,176.43
Targeted Overcollateralization Amount	$6,760,176.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,760,176.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$163,929.20
(Recoveries)		132	$84,604.11
Net Loss for Current Collection Period			$79,325.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4749%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4520%
Second Prior Collection Period			0.6741%
Prior Collection Period			1.2024%
Current Collection Period			0.4932%
Four Month Average (Current and Prior Three Collection Periods)			0.7054%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,215	$11,893,422.40
(Cumulative Recoveries)			$2,174,986.90
Cumulative Net Loss for All Collections Periods			$9,718,435.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5896%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,913.66
Average Net Loss for Receivables that have experienced a Realized Loss			$1,563.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.27%	364	$4,219,850.59
61-90 Days Delinquent	0.26%	39	$481,270.49
91-120 Days Delinquent	0.11%	13	$211,699.36
Over 120 Days Delinquent	0.41%	51	$755,300.14
Total Delinquent Receivables	3.05%	467	$5,668,120.58

Repossession Inventory:
Repossessed in the Current Collection Period		10	$159,258.67
Total Repossessed Inventory		22	$320,674.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5016%
Prior Collection Period			0.4664%
Current Collection Period			0.4867%
Three Month Average			0.4849%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer